Material Events During the Reporting Period	6 Months Ended
Jun. 30, 2022
Material Events During The Reporting Period Abstract
Material Events during the Reporting Period

NOTE 4: Material Events during the Reporting Period

a.      On May 10, 2022, the Company received a letter from a government body in the United Arab Emirates informing the Company of its intention to purchase two of the Company’s systems during the current year, and that $2 million was allocated for the purchase. As stated in the letter, the parties will remain in contact until the procedures required by the governmental body in the United Arab Emirates to carry out the purchase are completed. It is noted that as of the approval date of the report, the order had not yet been placed.

b.      Share-based compensation:

1.      In February 2022, the Company granted Mr. Moshe Maor, an independent director of the Company, 66,340 options to purchase 66,340 ordinary shares of NIS 0.01 par value each of the Company, in accordance with the Company’s Israeli options plan. Each of the options will be exercisable to a Company share, subject to its vesting, during the exercise period in exchange for an exercise price, not linked, of NIS 7.07 per share for four years from the commencement date of the vesting period. The options will vest over three years. The valuation of the option price was based on the market value of the Company using the Black and Scholes model as of the grant date. The fair value of all the options granted, as of the grant date, is NIS 104,389.

2.      In June 2022, the Company granted an employee of the Company 30,000 options to purchase ordinary shares of NIS 0.01 par value shares of the Company, in accordance with the Company’s Israeli options plan. Each of the options will be exercisable to a Company share, subject to its vesting, during the exercise period in exchange for an exercise price, not linked, of NIS 0.28 per share for ten years from the grant date of the options, or termination of the contract between the Company and the employee, the earlier of which. All the options vested in one tranche on June 16, 2022. The valuation of the option price was based on the market value of the Company using the Black and Scholes model as of the grant date. The fair value of all the options granted, as of the grant date, is NIS 64,889.

c.      Related party disclosers:

On May 19, 2022, the Company entered into a loan agreement (the “Agreement”) with the OurCrowd Group, an related party in the Company (the “Lender”), according to which the Lender will provide the Company, upon signing the agreement, with a loan of USD 1.1 million dollars (the “Loan Principal”), at an annual interest of 6% (the “Interest”). The principal will be repaid in one lump sum on May 19, 2027 or within 30 business days from the date on which the Company will raise capital, either in one round or in several rounds, totaling together USD 2 million dollars or more (“Round”), whichever comes first (“Maturity Date”). The interest will be paid annually on December 31 of each calendar year for the past year or part of it, as the case may be, or on the Maturity Date as defined above, or on an early maturity date, as stated below. It is clarified that the loan and/or any other loan taken by the Company will not be counted for the purpose of calculating the cumulative total capital raised.

The Company may repay the loan (Principal and Interest) early, in whole or in part, at any time and for any reason, with advance notice in writing to the Lender 7 days prior to the early repayment, at its sole discretion, and without an early repayment fee. The repayment of the loan will not be secured by a lien, or any other collateral and the loan is not convertible to equity.

The Company undertook that starting from the date of signing the Agreement, and as long as the loan Principal and the accrued Interest have not been repaid in full, the Company will not take a loan and/or any other financing with a higher priority than the loan from any party other than the Lender, without the prior consent in writing of the Lender. It is clarified that the Company may take a loan and/or any other financing from any other party at any time and without the Lender’s approval, if the loan and/or other financing will be used, among other things, to repay the Loan in full.

If the Company does not make any payment to the Lender under the Agreement, the Company must pay the Lender immediately upon its first demand, for the amount in arrears, interest on arrears for the period in arrears at a rate of 5% per year plus VAT (in addition to the Interest, as defined above), without prejudice to the right of the Lender to other remedies.

As this is a loan on favorable terms from a shareholder of the Company, the beneficial component was classified as a capital contribution from related party. The discount rate was calculated using the WACC (weighted average cost of capital) model. The WACC is the weighted rate of return required by the holders of capital and debt. The WACC was valued at about 19.27%.

The rate of return on equity was calculated using the CAPM (capital asset pricing model) model. According to this model, the rate of return on equity is derived from risk-free interest plus a market risk premium multiplied by the Company’s systematic risk level in relation to the standard deviation of the market portfolio. The average duration was calculated for the owner’s loan at the measurement date, according to the projected duration of the loan (December 31, 2022), in accordance with the binding merger agreement with Ondas.

The total fair value of the loan at the measurement date was USD 1,022,258. The remaining amount of the loan, USD 77,742, was classified as a capital contribution from related party.